Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 772,128,894	$ 334,715,019	$ 124,472,629	$ 44,954,778
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Fair value of financial instruments
Convertible senior notes	621,310,950	0
Fair value of convertible senior notes	756,982,325	0
Foreign currency risk | Denominated in RMB
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 663,782,833	$ 333,821,679